Summary of Material Accounting Policies	12 Months Ended
Oct. 31, 2024
Summary of Material Accounting Policies [Abstract]
Summary of Material Accounting Policies
NOTE 2: SUMMARY OF MATERIAL ACCOUNTING POLICIES
BASIS OF CONSOLIDATION
The Consolidated Financial Statements include

the assets, liabilities, results of operations,

and cash flows of the Bank and its subsidiaries

including certain
structured entities which it controls.
The Bank’s Consolidated Financial Statements have

been prepared using uniform accounting policies

for like transactions and events in similar

circumstances.
All intercompany transactions, balances,

and unrealized gains and losses on transactions

are eliminated on consolidation.
Subsidiaries
Subsidiaries are corporations or other legal

entities controlled by the Bank, generally

through directly holding more than half of

the voting power of the entity.
Control of subsidiaries is determined based

on the power exercisable through ownership

of voting rights and is generally aligned with

the risks and/or returns
(collectively referred to as “variable returns”)

absorbed from subsidiaries through those voting

rights. As a result, the Bank controls and

consolidates subsidiaries
when it holds the majority of the voting rights

of the subsidiary, unless there is evidence that another investor has control over the subsidiary. The existence and
effect of potential voting rights that are currently

exercisable or convertible are considered

in assessing whether the Bank controls

an entity. Subsidiaries are
consolidated from the date the Bank obtains

control and continue to be consolidated until

the date when control ceases to exist.
The Bank may consolidate certain subsidiaries

where it owns 50% or less of the voting rights.

Most of those subsidiaries are structured entities

as described in the
following section.
Structured Entities
Structured entities are entities created

to accomplish a narrow and well-defined objective.

Structured entities may take the form

of a corporation, trust, partnership,
or unincorporated entity. They are often created with legal arrangements that impose limits on the decision-making powers

of their governing board, trustee, or
management. Structured entities are consolidated

when the substance of the relationship

between the Bank and the structured entity

indicates that the Bank
controls the entity. When assessing whether the Bank has to consolidate a structured entity, the Bank evaluates three primary criteria in order to conclude
whether, in substance:
●

The Bank has the power to direct the activities

of the structured entity that have the most

significant impact on the entity’s variable returns;
●

The Bank is exposed to significant variable

returns arising from the entity; and
●

The Bank has the ability to use its power

to affect the variable returns to which it is exposed.

Consolidation conclusions are reassessed at

the end of each financial reporting period.

The Bank’s policy is to consider the impact on consolidation of all
significant changes in circumstances,

focusing on the following:
●

Substantive changes in ownership, such as

the purchase or disposal of more than

an insignificant interest in an entity;
●

Changes in contractual or governance arrangements

of an entity;
●

Additional activities undertaken, such as providing

a liquidity facility beyond the original terms

or entering into a transaction not originally

contemplated;

●

Changes in the financing structure of an entity;

and
●

Changes in the rights to exercise power over

an entity.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Entities over which the Bank has significant

influence are associates and entities over

which the Bank has joint control are joint

ventures. Significant influence is
the power to participate in the financial and

operating policy decisions of an investee,

but is not control or joint control over these

entities. Significant influence is
presumed to exist where the Bank holds between 20 % and 50
% of the voting rights of an entity. Significant influence may also exist where the Bank holds less
than 20
% of the voting rights and has influence over

financial and operating policy-making processes,

through board representation and significant

commercial
arrangements. Associates and joint ventures

are accounted for using the equity method

of accounting. Investments in associates and

joint ventures are carried on
the Consolidated Balance Sheet initially at

cost and increased or decreased to recognize

the Bank’s share of the profit or loss of the associate

or joint venture,
capital transactions, including the receipt of any

dividends, and write-downs to reflect

any impairment in the value of such entities.

These increases or decreases,
together with any gains and losses realized

on disposition, are reported on the

Consolidated Statement of Income. The

carrying amount of the investments also
includes the Bank’s share of the investee’s other comprehensive income or loss, which is reported in the relevant

section of the Consolidated Statement of
Comprehensive Income.
At each balance sheet date, the Bank assesses

whether there is any objective evidence that

the investment in an associate or joint venture

is impaired. The
Bank calculates the amount of impairment

as the difference between the higher of fair

value or value-in-use and its carrying value.
CASH AND DUE FROM BANKS
Cash and due from banks consist of cash and amounts

due from banks which are issued by

investment grade financial institutions.

These amounts are due on
demand or have an original maturity of three

months or less.
REVENUE RECOGNITION
Revenue is recognized at an amount that reflects

the consideration the Bank expects to be

entitled to in exchange for transferring

services to a customer,
excluding amounts collected on behalf of

third parties. The Bank recognizes revenue

when it transfers control of a good or a service

to a customer at a point in
time or over time. The determination

of when performance obligations are satisfied

requires the use of judgment. Refer

to Note 3 for further details.
The Bank identifies contracts with customers

subject to IFRS 15,
Revenue from Contracts with Customers
, which create enforceable rights and obligations.

The
Bank determines the performance obligations

based on distinct services promised to

the customers in the contracts. The Bank’s contracts

generally have a term of
one year or less, consist of a single performance

obligation, and the performance obligations

generally reflect services.
For each contract, the Bank determines the

transaction price, which includes estimating

variable consideration and assessing whether

the price is constrained.
Variable consideration is included in the transaction

price to the extent that it is highly probable

that a significant reversal of the amount will not

occur when the
uncertainty associated with the amount of

variable consideration is subsequently resolved.

As such, the estimate of the variable consideration

is constrained until
the end of the invoicing period. The

uncertainty is generally resolved at the end

of the reporting period and as such, no significant

judgment is required when
recognizing variable consideration in revenues.
The Bank’s receipt of payment from customers

generally occurs subsequent to the

satisfaction of performance obligations or a

short time thereafter. As such,
the Bank has not recognized any material contract

assets (unbilled receivables) or contract

liabilities (deferred revenues) and there

is no significant financing
component associated with the consideration

due to the Bank.
When another party is involved in the transfer

of services to a customer, an assessment is made to evaluate whether the Bank is the principal such that
revenues are reported on a gross basis or

the agent such that revenues are reported

on a net basis. The Bank is the principal

when it controls the services in the
contract promised to the customer before

they are transferred. Control is demonstrated

by the Bank being primarily responsible

for fulfilling the transfer of the
services to the customer, having discretion in establishing pricing of the services, or both.
Investment and securities services
Investment and securities services income

includes

asset management fees, administration

and commission fees, and investment banking

fees. The Bank
recognizes asset management and administration

fees based on time elapsed, which depicts

the rendering of investment management

and related services over
time. The fees are primarily calculated based

on average daily or point in time assets

under management (AUM) or assets under administration

(AUA) depending
on the investment mandate.
Commission fees include sales, trailer and

brokerage commissions. Sales and brokerage

commissions are generally recognized at a

point in time when the
transaction is executed. Trailer commissions are recognized

over time and are generally calculated based

on the average daily net asset value of

the fund during
the period.
Investment banking fees include advisory

fees and underwriting fees and are generally

recognized at a point in time upon successful

completion of the
engagement.
Credit fees
Credit fees include liquidity fees, restructuring

fees, letter of credit fees, and loan syndication

fees. Liquidity, restructuring,

and letter of credit fees are recognized

in
income over the period in which the service

is provided. Loan syndication fees are

generally recognized at a point in time

upon completion of the financing
placement.
Service charges
Service charges income is earned on personal

and commercial deposit accounts and

consists of account fees and transaction-based

service charges. Account
fees relate to account maintenance activities

and are recognized in income over the

period in which the service is provided.

Transaction-based service charges are
recognized as earned at a point in time

when the transaction is complete.
Card services
Card services income includes interchange

income as well as card fees such as annual

and transactional fees. Interchange income

is recognized at a point in time
when the transaction is authorized and funded.

Card fees are recognized as earned at the

transaction date with the exception of annual

fees, which are recognized
over a twelve-month period.
FINANCIAL INSTRUMENTS
Interest Rate Benchmark Reform Phase

The Bank adopted Interest Rate Benchmark

Reform, Amendments to IFRS 9,
Financial Instruments

(IFRS 9), IAS 39,
Financial Instruments: Recognition and
Measurement (IAS 39) and IFRS 7, Financial Instruments: Disclosures

(IFRS 7) (Interest Rate Benchmark

Reform Phase 1), including the applicable

amendments
to IFRS 7 relating to hedge accounting, in

the fourth quarter of 2019. Under these

amendments, it is assumed that the hedged

interest rate benchmark is not
altered and thus hedge accounting continues

through to the date of replacement of

the existing interest rate benchmark with its

alternative reference rate (ARR).
The Bank is not required to discontinue hedge

accounting if the actual results of the hedge

do not meet the effectiveness requirements as a result

of interbank
offered rate (IBOR) reform. Refer to Note 11 for disclosures related to the Bank’s hedge accounting relationships

impacted by IBOR reform.
Refer to Note 3 for details of Interest Rate

Benchmark Reform – Phase 2, Amendments

to IFRS 9, IAS 39, IFRS 7, IFRS 4,
Insurance Contracts

(IFRS 4) and
IFRS 16, Leases

(IFRS 16) (Interest Rate Benchmark

Reform Phase 2), issued on August 27, 2020

and early adopted by the Bank on November

1, 2020.
Classification and Measurement of Financial

Assets
The Bank classifies its financial assets into

the following categories:
●

Amortized cost;
●

Fair value through other comprehensive income

(FVOCI);

●

Held-for-trading;
●

Non-trading fair value through profit or loss

(FVTPL); and
●

Designated as measured at FVTPL.
The Bank recognizes financial assets on a

settlement date basis, except for derivatives

and securities, which are recognized on a

trade date basis.
Debt Instruments
The classification and measurement for debt

instruments is based on the Bank’s business

models for managing its financial assets

and whether the contractual
cash flows represent solely payments of principal

and interest (SPPI). Refer to Note 3 for judgment

with respect to the determination of the Bank’s

business
models and whether contractual cash flows represent

SPPI.
The Bank has determined its business

models as follows:
●

Held-to-collect: the objective is to collect

contractual cash flows;
●

Held-to-collect-and-sell: the objective is both

to collect contractual cash flows and

sell the financial assets; and
●

Held-for-sale and other business models: the

objective is neither of the above.

The Bank performs the SPPI test for

financial assets held within the held-to-collect

and held-to-collect-and-sell business models.

If these financial assets have
contractual cash flows which are inconsistent

with a basic lending arrangement that do

not pass the SPPI test,

they are classified as non-trading financial

assets
measured at FVTPL. In a basic lending arrangement,

interest includes only consideration for

time value of money, credit risk, other basic lending risks, and a reasonable profit margin.
Debt Securities and Loans Measured at Amortized

Cost
Debt securities and loans held within a held-to-collect

business model where their contractual

cash flows pass the SPPI test are measured

at amortized cost. The
carrying amount of these financial assets is

adjusted by an allowance for credit losses

recognized and measured as described

in the Impairment – Expected Credit
Loss Model
section of this Note, as well as any write-offs and unearned income which includes prepaid interest,

loan origination fees and costs, commitment

fees,
loan syndication fees, and unamortized discounts

or premiums. Interest income is recognized

using EIRM. The effective interest rate (EIR) is

the rate that
discounts expected future cash flows for

the expected life of the financial instrument

to its carrying value. The calculation takes

into account the contractual interest
rate, along with any fees or incremental

costs that are directly attributable to the instrument

and all other premiums or discounts. Loan

origination fees and costs
are considered to be adjustments to the loan

yield and are recognized in interest income

over the term of the loan. Commitment fees

are recognized in credit fees
over the commitment period when it is

unlikely that the commitment will be

called upon; otherwise, they are recognized

in interest income over the term of the
resulting loan. Loan syndication fees are recognized

in credit fees upon completion of the financing

placement unless the yield on any loan retained

by the Bank is
less than that of other comparable lenders involved

in the financing syndicate. In such cases,

an appropriate portion of the fee is recognized

as a yield adjustment
in interest income over the term of the loan.
Debt Securities and Loans Measured at Fair

Value through Other Comprehensive Income
Debt securities and loans held within a held-to-collect-and-sell business model where their contractual cash

flows pass the SPPI test are measured at

FVOCI. Fair
value changes are recognized in other

comprehensive income,

except for impairment gains or losses,

interest income and foreign exchange gains

and losses on
the instrument’s amortized cost, which are recognized

in the Consolidated Statement of Income.

Interest income is recognized using EIRM.

The expected credit
loss (ECL) allowance is recognized and

measured as described in the Impairment

– Expected Credit Loss Model section of

this Note. When the financial asset is
derecognized, the cumulative gain or loss previously

recognized in other comprehensive income is

reclassified from equity to income and

recognized in other
income (loss).
Financial Assets Held-for-Trading
The held-for-sale business model includes

financial assets held within a trading portfolio,

which have been originated, acquired,

or incurred principally for the
purpose of selling in the near term, or if they

form part of a portfolio of identified financial

instruments that are managed together

and for which there is evidence of
short-term profit-taking. Financial assets

held within this business model consist of

trading securities, trading loans, as well

as certain securities purchased under
reverse repurchase agreements.
Trading portfolio assets are accounted for at fair value

with changes in fair value recognized in

trading income (loss). Transaction costs are expensed

as
incurred. Dividends are recognized on

the ex-dividend date and interest is recognized

on an accrual basis. Both dividends and interest

are included in interest
income.
Non-Trading Financial Assets Measured at Fair Value through Profit or Loss
Non-trading financial assets measured at

FVTPL include financial assets held

within the held-for-sale and other business

models, for example debt securities and
loans managed on a fair value basis. Financial

assets held within the held-to-collect or held-to-collect-and-sell business models that do not pass the SPPI

test are
also classified as non-trading financial assets

measured at FVTPL. Changes in fair value

as well as any gains or losses realized on

disposal are recognized in
other income (loss). Interest income from

debt instruments is included in interest

income on an accrual basis.
Financial Assets Designated at Fair Value through Profit

or Loss
Debt instruments in a held-to-collect

or held-to-collect-and-sell business model can be

designated at initial recognition as measured

at FVTPL, provided the
designation can eliminate or significantly reduce

an accounting mismatch that would

otherwise arise from measuring these

financial assets on a different basis.
The FVTPL designation is available only

for those financial instruments for which a

reliable estimate of fair value can be obtained.

Once financial assets are
designated at FVTPL,

the designation is irrevocable. Changes in

fair value as well as any gains or losses realized

on disposal are recognized in other income
(loss). Interest income from these financial

assets is included in interest income on an accrual

basis.
Customers’ Liability under Acceptances
Acceptances represent a form of negotiable

short-term debt issued by customers,

which the Bank guarantees for a fee. Revenue

is recognized on an accrual
basis. The potential obligation of the Bank is

reported as a liability under Acceptances

on the Consolidated Balance Sheet.

The Bank’s recourse against the
customer in the event of a call on any of

these commitments is reported as an asset

of the same amount.
Equity Instruments
Equity investments are required to be measured

at FVTPL, except where the Bank has

elected at initial recognition to irrevocably designate

an equity investment,
held for purposes other than trading, at FVOCI.

If such an election is made, the fair value

changes, including any associated foreign exchange

gains or losses, are
recognized in other comprehensive income

and are not subsequently reclassified

to net income, including upon disposal.

Realized gains and losses are
transferred directly to retained earnings

upon disposal. Consequently, there is no review required for impairment.

Dividends will normally be recognized in interest
income unless the dividends represent a recovery

of part of the cost of the investment. Gains and

losses on trading and non-trading equity investments

measured
at FVTPL are included in trading income (loss)

and other income (loss), respectively.
Classification and Measurement for

Financial Liabilities
The Bank classifies its financial liabilities into

the following categories:
●

Held-for-trading;
●

Designated at FVTPL; and
●

Other liabilities.
Financial Liabilities Held-for-Trading
Financial liabilities are held within a trading

portfolio if they have been incurred principally

for the purpose of repurchasing in the near

term, or form part of a
portfolio of identified financial instruments

that are managed together and for which

there is evidence of a recent actual pattern

of short-term profit-taking. Financial
liabilities held-for-trading are primarily trading

deposits, securitization liabilities at

fair value, obligations related to securities

sold short and certain obligations
related to securities sold under repurchase agreements.
Trading portfolio liabilities are accounted for at fair

value, with changes in fair value as well as any

gains or losses realized on disposal recognized

in trading
income (loss). Transaction costs are expensed as incurred.

Interest is recognized on an accrual basis

in interest expense.
Financial Liabilities Designated at Fair Value through

Profit or Loss
Certain financial liabilities may be designated

at FVTPL at initial recognition. To be designated at FVTPL, financial liabilities must meet one of the following criteria:
(1) the designation eliminates or significantly

reduces a measurement or recognition

inconsistency; (2) the financial liabilities

or a group of financial assets and
financial liabilities are managed, and their performance

is evaluated, on a fair value basis in accordance

with a documented risk management or

investment
strategy; or (3) the instrument contains one

or more embedded derivatives unless

a) the embedded derivative does not significantly

modify the cash flows that
otherwise would be required by the contract,

or b) it is clear with little or no analysis

that separation of the embedded derivative

from the financial instrument is
prohibited. In addition, the FVTPL designation

is available only for those financial instruments

for which a reliable estimate

of fair value can be obtained. Once
financial liabilities are designated at FVTPL,

the designation is irrevocable.
Financial liabilities designated at FVTPL are

carried at fair value on the Consolidated Balance

Sheet, with changes in fair value as

well as any gains or losses
realized on disposal recognized in other income

(loss), except for the amount of change in

fair value attributable to changes in the Bank’s own

credit risk, which is
presented in other comprehensive income.

Amounts recognized in other comprehensive

income are not subsequently reclassified

to net income upon
derecognition of the financial liability;

instead,

they are transferred directly to retained

earnings.
Changes in fair value attributable to changes in

the Bank’s own credit risk are measured as

the difference between: (i) the period-over-period

change in the
present value of the expected cash flows

using an all-in discount curve reflecting both

the interest rate benchmark curve and

the Bank’s own credit curve; and (ii)
the period-over-period change in the present

value of the same expected cash flows using

a discount curve based solely on the interest

rate benchmark curve.
For loan commitments and financial guarantee

contracts that are designated at FVTPL,

the full change in fair value of the liability is recognized in other income
(loss).
Interest is recognized on an accrual basis

in interest expense.
Other Financial Liabilities
Deposits
Deposits, other than deposits included in a

trading portfolio and deposits designated at

FVTPL, are accounted for at amortized cost.

Accrued interest on deposits
is included in Other liabilities on the Consolidated

Balance Sheet. Interest, including capitalized

transaction costs, is recognized on an accrual

basis using EIRM as
Interest expense on the Consolidated Statement

of Income.
Subordinated Notes and Debentures
Subordinated notes and debentures are

accounted for at amortized cost. Accrued

interest on subordinated notes and debentures

is included in Other liabilities on
the Consolidated Balance Sheet. Interest, including

capitalized transaction costs, is recognized

on an accrual basis using EIRM as Interest

expense on the
Consolidated Statement of Income.
Reclassification of Financial Assets and

Financial Liabilities
Financial assets and financial liabilities are

not reclassified subsequent to their initial

recognition, except for financial assets

for which the Bank changes its
business model for managing financial assets.

Such reclassifications of financial assets are

expected to be rare in practice.
Impairment – Expected Credit Loss Model
The ECL model applies to financial assets, including

loans and debt securities measured

at amortized cost, loans and debt securities

measured at FVOCI, loan
commitments, and financial guarantees

that are not measured at FVTPL.
The ECL model consists of three stages:

Stage 1 – Twelve-month ECLs for performing

financial assets, Stage 2 – Lifetime ECLs

for financial assets that have
experienced a significant increase in credit

risk since initial recognition, and Stage 3 – Lifetime

ECLs for financial assets that are credit-impaired.

ECLs are the
difference between all the contractual cash flows

that are due to the Bank in accordance with

the contract and all the cash flows the

Bank expects to receive,
discounted at the original EIR. If a significant

increase in credit risk has occurred

since initial recognition, impairment is

measured as lifetime ECLs. Otherwise,
impairment is measured as twelve-month ECLs

which represent the portion of lifetime ECLs

that are expected to occur based on default

events that are possible
within twelve months after the reporting date.

If credit quality improves in a subsequent

period such that the increase in credit risk

since initial recognition is no
longer considered significant, the loss allowance

reverts to being measured based on twelve-month

ECLs.
Significant Increase in Credit Risk
For retail exposures, significant increase in

credit risk is assessed based on changes in

the twelve-month probability of default (PD)

since initial recognition, using
a combination of individual and collective information

that incorporates borrower and account

specific attributes and relevant forward-looking

macroeconomic
variables.
For non-retail exposures, significant increase

in credit risk is assessed based on

changes in the internal risk rating (borrower risk

ratings (BRR)) since initial
recognition. Refer to the shaded areas of

the “Managing Risk” section of the 2024

MD&A for further details on the Bank’s 21-point BRR

scale to risk levels.
For both retail and non-retail exposures,

delinquency backstop when contractual payments

are more than 30 days past due is also used

in assessing significant
increase in credit risk.
The Bank defines default as delinquency of 90

days or more for most retail products

and BRR of 9 for non-retail exposures.

Exposures are considered credit-
impaired and migrate to Stage 3 when the definition

of default is met or when there is objective

evidence that there has been a deterioration

of credit quality to the
extent the Bank no longer has reasonable

assurance as to the timely collection of the

full amount of principal and interest.
When assessing whether there has been a

significant increase in credit risk since

the initial recognition of a financial asset,

the Bank considers all reasonable
and supportable information that is available

without undue cost or effort about past events,

current conditions, and forecast of future economic

conditions. Refer to
Note 3 for additional details.
Measurement of Expected Credit Losses
ECLs are measured as the probability-weighted

present value of expected cash shortfalls over

the remaining expected life of the financial instrument

and consider
reasonable and supportable information about

past events, current conditions, and forecasts

of future events and economic conditions

that impact the Bank’s
credit risk assessment. Expected life is

the maximum contractual period the Bank is

exposed to credit risk, including extension

options for which the borrower has
unilateral right to exercise. For certain

financial instruments that include both a loan

and an undrawn commitment,

and the Bank’s contractual ability to demand
repayment and cancel the undrawn commitment

does not limit the Bank’s exposure to credit losses

to the contractual notice period, ECLs are

measured over the
period the Bank is exposed to credit risk.

For example, ECLs for credit cards are

measured over the borrowers’ expected

behavioural life, incorporating
survivorship assumptions and borrower-specific

attributes.
The Bank leverages

its Advanced Internal Ratings-Based

models used for regulatory capital purposes

and incorporates adjustments where appropriate

to
calculate ECLs.
Forward-Looking Information and Expert

Credit Judgment
Forward-looking information is considered

when determining significant increase in

credit risk and measuring ECLs. Forward-looking

macroeconomic factors are
incorporated in the risk parameters as relevant.
Qualitative factors that are not already considered

in the quantitative models are incorporated

by applying expert credit judgment in determining

the final ECLs.
Refer to Note 3 for additional details.
Modified Loans
In cases where a borrower experiences financial

difficulties, the Bank may grant certain modifications

to the terms and conditions of a loan.

Modifications may
include payment deferrals, extension of amortization

periods, rate reductions, principal forgiveness,

debt consolidation, forbearance and other

modifications
intended to minimize the economic loss and

to avoid foreclosure or repossession

of collateral. The Bank has policies in place

to determine the appropriate
remediation strategy based on the individual

borrower.
If the Bank determines that a modification

results in expiry of cash flows, the original

asset is derecognized and a new asset

is recognized based on the new
contractual terms. Significant increase in

credit risk is assessed relative to the risk of

default on the date of modification.
If the Bank determines that a modification

does not result in derecognition, significant

increase in credit risk is assessed based

on the risk of default at initial
recognition of the original asset. Expected cash

flows arising from the modified contractual

terms are considered when calculating ECLs

for the modified asset. For
loans that were modified while having lifetime

ECLs, the loans can revert to having

twelve-month ECLs after a period of performance

and improvement in the
borrower’s financial condition.
Allowance for Loan Losses, Excluding

Acquired Credit-Impaired Loans
The allowance for loan losses represents

management’s calculation of probability-weighted

ECLs in the lending portfolios, including

any off-balance sheet
exposures, at the balance sheet date. The

allowance for loan losses for lending portfolios

reported on the Consolidated Balance

Sheet, which includes credit-
related allowances for residential mortgages,

consumer instalment and other personal,

credit card, business and government loans, and

customers’ liability under
acceptances, is deducted from Loans on

the Consolidated Balance Sheet. The allowance

for loan losses for loans measured at

FVOCI is included in the
Consolidated Statement of Changes in Equity. The allowance for loan losses for off-balance sheet instruments, which relates

to certain guarantees, letters of
credit, and undrawn lines of credit, is recognized

in Other liabilities on the Consolidated Balance

Sheet. Allowances for lending portfolios

reported on the balance
sheet and off-balance sheet exposures are

calculated using the same methodology. The allowance is increased by the provision for credit losses and

decreased
by write-offs net of recoveries and disposals.

Each

quarter, allowances are reassessed and adjusted based

on any changes in management’s estimate

of ECLs.
Loan losses on impaired loans in Stage 3

continue to be recognized by means of an allowance

for loan losses until a loan is written off.
A loan is written off against the related allowance

for loan losses when there is no realistic

prospect of recovery. Non-retail loans are generally written off when
all reasonable collection efforts have been exhausted,

such as when a loan is sold, when all security

has been realized, or when all security has

been resolved
with the receiver or bankruptcy court.

Non-real estate retail loans are generally

written off when contractual payments are

180 days past due, or when a loan is
sold. Real estate secured retail loans are generally

written off when the security is realized. The time period

over which the Bank performs collection

activities on
the contractual amount outstanding of financial

assets that are written off varies from one

jurisdiction to another and generally spans

between less than one year to
five years.
Allowance for Credit Losses on Debt Securities
The allowance for credit losses on debt securities

represents management’s calculation of probability-weighted

ECLs. Debt securities measured at amortized

cost
are presented net of the allowance for credit

losses on the Consolidated Balance Sheet.

The allowance for credit losses on debt securities

measured at FVOCI are
included in the Consolidated Statement of

Changes in Equity. The allowance for credit losses is increased by the provision for credit losses and

decreased by
write-offs net of recoveries and disposals.
Acquired Performing Loans
Acquired performing loans are initially measured

at fair value, which considers incurred

and expected future credit losses estimated

at the acquisition date and
also reflects adjustments based on the acquired

loan’s interest rate in comparison to current

market rates. On acquisition, twelve-month

ECLs are recognized on
the acquired performing loans, resulting in

the carrying amount being lower than fair

value. Acquired performing loans are subsequently

accounted for at amortized
cost based on their contractual cash flows and

any acquisition related discount or premium,

including credit-related discounts, is

considered to be an adjustment to
the loan yield and is recognized in interest income

using EIRM over the term of the loan, or the expected

life of the loan for acquired performing

loans with
revolving terms.
Acquired Credit-Impaired Loans
When loans are acquired with evidence of incurred

credit loss where it is probable at the purchase

date that the Bank will be unable to collect

all contractually
required principal and interest payments,

they are generally considered to be acquired

credit-impaired (ACI) loans, with no ECLs recognized

on acquisition. ACI
loans are identified as impaired at acquisition

based on specific risk characteristics of

the loans, including past due status, performance

history, and recent
borrower credit scores. ACI loans are accounted

for based on the present value of expected

cash flows as opposed to their contractual

cash flows. The Bank
determines the fair value of these loans at

the acquisition date by discounting expected

cash flows at a discount rate that reflects

factors a market participant
would use when determining fair value, including

management assumptions relating to default rates,

loss severities, the amount and timing of prepayments,

and
other factors that are reflective of current

market conditions. With respect to certain

individually significant ACI loans, accounting

is applied individually at the loan
level. The remaining ACI loans are aggregated

provided they are acquired in the same

fiscal quarter and have common risk

characteristics. Aggregated loans are
accounted for as a single asset with aggregated

cash flows and a single composite interest

rate. Subsequent to acquisition, the Bank

regularly reassesses and
updates its cash flow estimates for changes

to assumptions relating to default rates, loss

severities, the amount and timing of prepayments,

and other factors that
are reflective of current market conditions.

Probable decreases in expected cash flows

trigger the recognition of additional impairment,

which is measured based
on the present value of the revised expected

cash flows discounted at the loan’s EIR as

compared to the carrying value of the loan.

The ECL in excess of the initial
credit-related discount is recorded through

the provision for credit losses. Interest

income on ACI loans is calculated by applying

the credit-adjusted EIR to the
amortized cost of ACI loans.
SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS
The Bank classifies financial instruments

that it issues as either financial liabilities,

equity instruments, or compound instruments.
Issued instruments that are mandatorily redeemable

or convertible into a variable number of

the Bank’s common shares at the holder’s option

are classified as
liabilities on the Consolidated Balance Sheet.

Dividend or interest payments on these instruments

are recognized in Interest expense on

the Consolidated
Statement of Income.
Issued instruments are classified as

equity when there is no contractual obligation

to transfer cash or other financial assets

to redeem or convert these
instruments. Such instruments, if not

mandatorily redeemable or convertible into a

variable number of the Bank’s common shares at the

holder’s option, are
classified as equity on the Consolidated Balance

Sheet.

Incremental costs directly attributable

to the issue of equity instruments are included

in equity as a
deduction from the proceeds, net of tax.

Dividends and distributions on these instruments

are recognized as a reduction in equity.
Compound instruments are comprised of

both liability and equity components in accordance

with the substance of the contractual arrangement.

The liability
component is initially measured at fair value

with any residual amount assigned to the equity

component. Issuance costs are allocated

proportionately to the
liability and equity components.
Common shares, preferred shares, and other

equity instruments issued and held by the Bank

are classified as treasury instruments

in equity, and the cost of
these instruments is recorded as a reduction in

equity. Upon the sale of treasury instruments, the difference between the sale proceeds and the cost of the
instruments is recorded in or against contributed

surplus.
GUARANTEES
The Bank issues guarantee contracts that require

payments to be made to guaranteed parties

based on: (1) changes in the underlying

economic characteristics
relating to an asset or liability of the guaranteed

party; (2) failure of another party to perform

under an obligating agreement; or (3) failure

of another third party to
pay its indebtedness when due. Guarantees

are initially measured and recorded

at their fair value. The fair value of a

guarantee liability at initial recognition

is
normally equal to the present value of the guarantee

fees received over the life of the contract.

The Bank’s release from risk is recognized

over the term of the
guarantee using a systematic and rational amortization

method.
If a guarantee meets the definition of a derivative,

it is carried at fair value on the Consolidated

Balance Sheet and reported as a derivative asset

or derivative
liability at fair value. Guarantees that are

considered derivatives are over-the-counter

(OTC) credit derivative contracts designed

to transfer the credit risk in an
underlying financial instrument from one

counterparty to another.
DERIVATIVES
Derivatives are instruments that derive

their value from changes in underlying interest

rates, foreign exchange rates, credit spreads,

commodity prices, equities, or
other financial or non-financial measures.

Such instruments include interest rate, foreign

exchange, equity, commodity, and credit derivative contracts. The Bank uses these instruments for trading and non-trading

purposes. Derivatives are carried at

their fair value on the Consolidated Balance

Sheet.
Derivatives Held for Trading Purposes
The Bank enters into trading derivative contracts

to meet the needs of its customers,

to provide liquidity and market-making

related activities, and in certain cases,
to manage risks related to its trading portfolios.

The realized and unrealized gains or losses

on trading derivatives are recognized

in trading income (loss).
Derivatives Held for Non-trading Purposes
Non-trading derivatives are primarily used

to manage interest rate, foreign exchange, and

other market risks of the Bank’s traditional

banking activities. When
derivatives are held for non-trading purposes

and when the transactions meet the hedge accounting

requirements of IAS 39, they are presented

as non-trading
derivatives and receive hedge accounting

treatment, as appropriate. Certain derivative

instruments that are held for economic hedging

purposes, and do not meet
the hedge accounting requirements of IAS

39, are also presented as non-trading derivatives

with the change in fair value of these derivatives

recognized in non-
interest income.
Hedging Relationships
Hedge Accounting
The Bank has an accounting policy choice

to apply the hedge accounting requirements

of IFRS 9 or IAS 39. The Bank has

made the decision to continue applying
the IAS 39 hedge accounting requirements

and complies with the revised annual

hedge accounting disclosures as required

by the related amendments to IFRS 7.
At the inception of a hedging relationship, the

Bank documents the relationship between

the hedging instrument and the hedged item,

its risk management
objective, and its strategy for undertaking

the hedge. The Bank also requires a documented

assessment, both at hedge inception

and on an ongoing basis, of
whether or not the derivatives that are used in

hedging relationships are highly effective in offsetting

the changes attributable to the hedged risks

in the fair values
or cash flows of the hedged items. In order

to be considered highly effective, the hedging instrument

and the hedged item must be highly and inversely

correlated
such that the changes in the fair value of

the hedging instrument will substantially offset

the effects of the hedged exposure throughout

the term of the hedging
relationship. If a hedging relationship becomes

ineffective, it no longer qualifies for hedge accounting

and any subsequent change in the fair value

of the hedging
instrument

is recognized in Non-interest income

on the Consolidated Statement of Income.
Changes in fair value relating to the derivative

component excluded from the assessment

of hedge effectiveness are recognized in

Net interest income or Non-
interest income, as applicable, on the

Consolidated Statement of Income.
When derivatives are designated in hedge accounting

relationships,

the Bank classifies them either as: (1) hedges

of the changes in fair value of recognized
assets, liabilities or firm commitments (fair

value hedges); (2) hedges of the variability in

highly probable future cash flows attributable

to recognized assets,
liabilities or forecast transactions (cash flow

hedges); or (3) hedges of net investments

in foreign operations (net investment hedges).
Interest Rate Benchmark Reform
A hedging relationship is affected by IBOR reform

if the reform gives rise to uncertainties about

(a) the interest rate benchmark (contractually

or non-contractually
specified) designated as a hedged risk; and/or

(b) the timing or the amount of interest

rate benchmark-based cash flows of the hedged

item or of the hedging
instrument.
For such hedging relationships, the following

temporary exceptions apply during the period

of uncertainty:
●

When assessing whether a forecast transaction

is highly probable or expected to occur, it is assumed that

the interest rate benchmark on which the hedged
cash flows (contractually or non-contractually

specified) are based is not altered as a result

of IBOR reform;
●

When assessing whether a hedge is expected

to be highly effective, it is assumed that the interest

rate benchmark on which the hedged cash

flows and/or the
hedged risk (contractually or non-contractually

specified) are based, or the interest rate benchmark

on which the cash flows of the hedging

instrument are
based, is not altered as a result of IBOR reform;

●

A hedge is not required to be discontinued

if the actual results of the hedge are outside

of a range of 80–125 per cent as a result

of IBOR reform; and
●

For a hedge of a non-contractually specified benchmark

portion of interest rate risk, the requirement

that the risk component is separately

identifiable need only
be met at the inception of the hedging relationship.
Fair Value Hedges
The Bank’s fair value hedges principally consist of

interest rate swaps that are used to protect

against changes in the fair value of fixed-rate

financial instruments
due to movements in market interest rates.
The change in the fair value of the derivative

that is designated and qualifies as a fair value

hedge, as well as the change in the

fair value of the hedged item
attributable to the hedged risk, is recognized

in net interest income to the extent that the

hedging relationship is effective. Any change in

fair value relating to the
ineffective portion of the hedging relationship

is recognized immediately in non-interest

income.
The cumulative adjustment to the carrying

amount of the hedged item (the basis adjustment)

is amortized to Net interest income on

the Consolidated Statement
of Income based on a recalculated EIR over

the remaining expected life of the hedged item,

with amortization beginning no later than

when the hedged item
ceases to be adjusted for changes in its fair value

attributable to the hedged risk. Where the

hedged item has been derecognized, the

basis adjustment is
immediately released to Net interest

income or Non-interest income, as applicable,

on the Consolidated Statement of Income.
Cash Flow Hedges
The Bank is exposed to variability in

future cash flows attributable to interest rate,

foreign exchange rate, and equity price risks.

The amounts and timing of future
cash flows are projected for each hedged

exposure on the basis of their contractual

terms and other relevant factors, including estimates

of prepayments and
defaults.
The effective portion of the change in the fair value

of the derivative that is designated and qualifies

as a cash flow hedge is initially recognized in

other
comprehensive income. The change in fair

value of the derivative relating to the ineffective

portion is recognized immediately in

non-interest income. Amounts in
accumulated other comprehensive income

(AOCI) are reclassified to Net interest

income or Non-interest income, as applicable,

on the Consolidated Statement of
Income in the same period during which

the hedged item affects income.
When a hedging instrument expires or is sold,

or when a hedge no longer meets the

criteria for hedge accounting, any cumulative

gain or loss existing in AOCI
at that time remains in AOCI until the forecast

transaction impacts the Consolidated Statement

of Income. When a forecast transaction is no

longer expected to
occur, the cumulative gain or loss that was reported in AOCI is immediately reclassified to Net interest

income or Non-interest income, as

applicable, on the
Consolidated Statement of Income.
Net Investment Hedges
Hedges of net investments in foreign operations

are accounted for similar to cash flow hedges.

The change in fair value on the hedging instrument

relating to the
effective portion is recognized in other comprehensive

income. The change in fair value of the

hedging instrument relating to the ineffective

portion is recognized
immediately in non-interest income. Gains

and losses in AOCI are reclassified as

non-interest income in the Consolidated

Statement of Income upon the disposal
or partial disposal of the investment in

the foreign operation. The Bank designates derivatives

and non-derivatives (such as foreign currency

deposit liabilities) as
hedging instruments in net investment hedges.
Embedded Derivatives
Derivatives may be embedded in financial liabilities

or other host contracts. Embedded derivatives

are treated as separate derivatives when

their economic
characteristics and risks are not closely

related to those of the host instrument,

a separate instrument with the same terms

as the embedded derivative would meet
the definition of a derivative, and the combined

contract is not measured at fair value

with changes in fair value recognized in income,

such as held-for-trading or
designated at FVTPL.

These embedded derivatives, which are bifurcated

from the host contract, are recognized as

Derivatives on the Consolidated Balance Sheet
and measured at fair value with subsequent

changes in fair value recognized in

Non-interest income on the Consolidated Statement

of Income.
TRANSLATION AND PRESENTATION OF FOREIGN CURRENCIES
The Bank’s Consolidated Financial Statements

are

presented in Canadian dollars.

Items included in the financial statements

of each of the Bank’s entities are
measured using their functional currency, which is the currency of the primary economic environment in

which they operate.
Monetary assets and liabilities denominated

in a currency that differs from an entity’s functional

currency are translated into the functional

currency of the entity
at exchange rates prevailing at the balance

sheet date. Non-monetary assets and liabilities

are translated at historical exchange

rates. Income and expenses are
translated into an entity’s functional currency at

average exchange rates for the period.

Translation gains and losses are included in non-interest income except for
equity investments designated at FVOCI where

unrealized translation gains and losses

are recorded in other comprehensive income.
Foreign operations are those with a functional

currency other than Canadian dollars. For

the purpose of translation into the Bank’s presentation

currency, all
assets and liabilities are first measured in

the functional currency of the foreign operation

and subsequently, translated at exchange rates prevailing at the balance
sheet date. Income and expenses are

translated at average exchange rates for the

period. Unrealized translation gains

and losses relating to these foreign
operations, net of gains or losses arising

from net investment hedges and applicable

income taxes, are included in other

comprehensive income. Translation gains
and losses in AOCI are recognized on

the Consolidated Statement of Income upon

the disposal or partial disposal of the foreign

operation. The investment
balance of foreign entities accounted for

by the equity method, including the Bank’s investment

in The Charles Schwab Corporation, is

translated into Canadian
dollars using exchange rates prevailing at

the balance sheet date with exchange gains

or losses recognized in other comprehensive

income.
OFFSETTING OF FINANCIAL INSTRUMENTS
Financial assets and liabilities are offset, with

the net amount presented on the Consolidated

Balance Sheet, only if the Bank currently has

a legally enforceable
right to set off the recognized amounts, and intends

either to settle on a net basis or to realize

the asset and settle the liability simultaneously. In all other situations,

assets and liabilities are presented on

a gross basis.
DETERMINATION OF FAIR VALUE
The fair value of a financial instrument on

initial recognition is normally the transaction

price, as evidenced by the fair value of the

consideration given or received.
The best evidence of fair value is quoted prices

in active markets. When there is no

active market for the instrument, the fair

value may be based on other
observable current market transactions

involving the same or similar instruments,

without modification or repackaging, or based

on a valuation technique which
maximizes the use of observable market

inputs.
When financial assets and liabilities have offsetting

market risks or credit risks, the Bank applies

a measurement exception, as described

in Note 5 under
Portfolio Exception
. The value determined from application

of the portfolio exception must be allocated

to the individual financial instruments

within the group to
arrive at the fair value of an individual financial

instrument. Balance

sheet offsetting presentation requirements, as described

above under the Offsetting of
Financial Instruments section of this Note, are

then applied, if applicable.
Valuation adjustments reflect the Bank’s assessment of factors that market participants would use in pricing the asset or liability. The Bank recognizes various
types of valuation adjustments including, but

not limited to, adjustments for bid-offer spreads, adjustments for the unobservability of inputs used in

pricing models,
and adjustments for assumptions about risk,

such as the creditworthiness of either counterparty

and market implied unsecured funding

costs and benefits for OTC
derivatives.
If there is a difference between the initial transaction

price and the value based on a valuation

technique, the difference is referred to as inception

profit or loss.
Inception profit or loss is recognized

upon initial recognition of the instrument only

if the fair value is based on observable

inputs. When an instrument is measured
using a valuation technique that utilizes significant

non-observable inputs, it is initially valued at

the transaction price, which is considered

the best estimate of fair
value. Subsequent to initial recognition, any

difference between the transaction price and

the value determined by the valuation technique

at initial recognition is
recognized as non-observable inputs become

observable.
If the fair value of a financial asset measured

at fair value becomes negative, it is recognized

as a financial liability until either its fair

value becomes positive, at
which time it is recognized as a financial asset,

or until it is extinguished.
DERECOGNITION OF FINANCIAL INSTRUMENTS
Financial Assets
The Bank derecognizes a financial asset

when the contractual rights to that asset have

expired. Derecognition may also be appropriate

where the contractual right
to receive future cash flows from the

asset have been transferred, or where

the Bank retains the rights to future cash

flows from the asset, but assumes an
obligation to pay those cash flows to a third party

subject to certain criteria.
When the Bank transfers a financial asset,

it is necessary to assess the extent

to which the Bank has retained the risks and rewards

of ownership of the
transferred asset. If substantially all the risks

and rewards of ownership of the financial

asset have been retained, the Bank continues

to recognize the financial
asset and also recognizes a financial liability

for the consideration received. Certain transaction

costs incurred are also capitalized and amortized

using EIRM. If
substantially all the risks and rewards of ownership

of the financial asset have been transferred,

the Bank will derecognize the financial asset

and recognize
separately as assets or liabilities any rights

and obligations created or retained in the

transfer. The Bank determines whether substantially all

the risks and rewards
have been transferred by quantitatively comparing

the variability in cash flows before and

after the transfer. If the variability in cash flows does not change
significantly as a result of the transfer, the Bank has retained substantially all of the risks and rewards of ownership.
If the Bank neither transfers nor retains

substantially all the risks and rewards of

ownership of the financial asset, the Bank

derecognizes the financial asset
where it has relinquished control of the financial

asset. The Bank is considered to have

relinquished control of the financial asset

where the transferee has the
practical ability to sell the transferred financial

asset. Where the Bank has retained control

of the financial asset, it continues to recognize

the financial asset to the
extent of its continuing involvement in

the financial asset. Under these circumstances,

the Bank usually retains the rights to future

cash flows relating to the asset
through a residual interest and is exposed

to some degree of risk associated with the

financial asset.
The derecognition criteria are also applied

to the transfer of part of an asset, rather

than the asset as a whole, or to a group of

similar financial assets in their
entirety, when applicable. If transferring a part of an asset, it must be a specifically identified cash flow, a fully proportionate share of the asset, or a fully
proportionate share of a specifically identified

cash flow.
Securitization
Securitization is the process by which

financial assets are transformed into

securities. The Bank securitizes financial

assets by transferring those financial assets
to a third party and as part of the securitization,

certain financial assets may be retained and

may consist of an interest-only strip and, in

some cases, a cash
reserve account (collectively referred to as

“retained interests”). If the transfer qualifies

for derecognition, a gain or loss on sale

of the financial assets is recognized
immediately in other income (loss) after considering

the effect of hedge accounting on the assets

sold, if applicable. The amount of the gain

or loss is calculated as
the difference between the carrying amount of the

asset transferred and the sum of any cash

proceeds received, the fair value of any financial

asset received or
financial liability assumed, and any cumulative

gain or loss allocated to the transferred

asset that had been recognized in AOCI.

To determine the value of the
retained interest initially recorded, the previous

carrying value of the transferred asset is allocated

between the amount derecognized from

the balance sheet and
the retained interest recorded, in proportion

to their relative fair values on the date of transfer. Subsequent to initial recognition, as market prices are generally

not
available for retained interests, fair value

is determined by estimating the present

value of future expected cash flows using management’s

best estimates of key
assumptions that market participants would

use in determining such fair value. Refer

to Note 3 for assumptions used by management

in determining the fair value
of retained interests. Retained interest is classified

as trading securities with subsequent

changes in fair value recorded in trading income

(loss).
Where the Bank retains the servicing rights,

the benefits of servicing are assessed

against market expectations. When the benefits

of servicing are more than
adequate, a servicing asset is recognized.

Similarly, when the benefits of servicing are less than adequate,

a servicing liability is recognized. Servicing

assets and
servicing liabilities are initially recognized

at fair value and subsequently carried

at amortized cost.
Financial Liabilities
The Bank derecognizes a financial liability when

the obligation under the liability is discharged,

cancelled,

or expires. If an existing financial

liability is replaced by
another financial liability from the same lender

on substantially different terms or where

the terms of the existing liability are substantially

modified, the original
liability is derecognized and a new liability is

recognized with the difference in the respective

carrying amounts recognized on the Consolidated

Statement of
Income.
Securities Purchased Under Reverse Repurchase

Agreements, Securities Sold Under Repurchase

Agreements, and Securities Borrowing

and Lending
Securities purchased under reverse repurchase

agreements involve the purchase of securities

by the Bank under agreements to resell

the securities at a future
date. These agreements are treated as collateralized

lending transactions whereby the Bank

takes possession of the purchased securities, but

does not acquire
the risks and rewards of ownership. The Bank

monitors the market value of the purchased

securities relative to the amounts due under the

reverse repurchase
agreements, and when necessary, requires transfer of additional collateral. In the event of counterparty default,

the agreements provide the Bank with the right

to
liquidate the collateral held and offset the proceeds

against the amount owing from the counterparty.
Obligations related to securities sold

under repurchase agreements involve the sale

of securities by the Bank to counterparties

under agreements to repurchase
the securities at a future date. These agreements

do not result in the risks and rewards of

ownership being relinquished and are treated

as collateralized borrowing
transactions. The Bank monitors the market

value of the securities sold relative to

the amounts due under the repurchase agreements,

and when necessary,
transfers additional collateral or may require

counterparties

to return the collateral pledged. Certain

transactions that do not meet derecognition

criteria are also
included in obligations related to securities

sold under repurchase agreements. Refer to

Note 9 for further details.
Securities purchased under reverse repurchase

agreements and obligations related to

securities sold under repurchase agreements

are initially recorded on the
Consolidated Balance Sheet at the respective

prices at which the securities were originally

acquired or sold, plus accrued interest.

Subsequently, the agreements
are measured at amortized cost on the

Consolidated Balance Sheet, plus accrued

interest, except when they are held-for-trading

or are designated at FVTPL.
Interest earned on reverse repurchase agreements

and interest incurred on repurchase agreements

is determined using EIRM for agreements

measured at
amortized cost and recognized on an accrual

basis for agreements measured at fair value,

and is included in Interest income and Interest

expense, respectively,
on the Consolidated Statement of Income.

Changes in fair value on reverse repurchase

agreements and repurchase agreements

that are held-for-trading or are
designated at FVTPL are included in Trading income

(loss) or in Other income (loss) on the Consolidated

Statement of Income.
In securities lending transactions,

the Bank lends securities to a counterparty

and receives collateral in the form of

cash or securities. If cash collateral is
received, the Bank records the cash along

with an obligation to return the cash as Obligations

related to securities sold under repurchase

agreements on the
Consolidated Balance Sheet.

Where securities are received as collateral,

the Bank does not record the collateral on

the Consolidated Balance Sheet.
In securities borrowing transactions,

the Bank borrows securities from a counterparty

and pledges either cash or securities as

collateral. If cash is pledged as
collateral, the Bank records the transaction

as Securities purchased under reverse repurchase

agreements on the Consolidated Balance

Sheet. If securities are
pledged as collateral,

the securities remain on the Bank’s Consolidated

Balance Sheet.
Where securities are pledged or received as

collateral, security borrowing fees and security

lending income are recorded in Non-interest

income on the
Consolidated Statement of Income over the

term of the transaction. Where cash is pledged

or received as collateral, interest received

or incurred is included in
Interest income and Interest expense, respectively, on the Consolidated

Statement of Income.
Physical commodities purchased or sold

with an agreement to sell or repurchase the physical

commodities at a later date at a fixed price,

are also included in
securities purchased under reverse repurchase

agreements and obligations related to securities

sold under repurchase agreements, respectively, if the
derecognition criteria are not met. These

instruments are measured at fair value.
GOODWILL
Goodwill represents the excess purchase

price paid over the net fair value of identifiable

assets and liabilities acquired in a business

combination. Goodwill is
carried at its initial cost less accumulated impairment

losses.
Goodwill is allocated to a cash-generating

unit (CGU) or a group of CGUs that is

expected to benefit from the synergies of

the business combination, regardless
of whether any assets acquired and liabilities

assumed are assigned to the CGU or group

of CGUs. A CGU is the smallest identifiable

group of assets that
generates cash flows largely independent of

the cash inflows from other assets or groups

of assets. Each CGU or group of CGUs,

to which goodwill is allocated,
represents the lowest level within the Bank

at which the goodwill is monitored

for internal management purposes and is

not larger than an operating segment. If
the composition of a CGU or group of CGUs

to which goodwill has been allocated

changes as a result of the sale of a business,

restructuring or other changes, the
goodwill is reallocated to the units affected using a

relative value approach, unless the Bank

can demonstrate that some other method better

reflects the goodwill
associated with the units affected.
Goodwill is assessed for impairment at least

annually and when an event or change

in circumstances indicates that the carrying

amount may be impaired.
When impairment indicators are present,

the recoverable amount of the CGU or group

of CGUs, which is the higher of its

estimated fair value less costs of
disposal and its value-in-use, is determined.

If the carrying amount of the CGU or group

of CGUs is higher than its recoverable amount,

an impairment loss exists.
The impairment loss is recognized on the Consolidated

Statement of Income and cannot be reversed

in future periods.
INTANGIBLE ASSETS
Intangible assets represent identifiable non-monetary

assets and are acquired either separately

or through a business combination, or

internally generated
software. The Bank’s intangible assets consist primarily

of core deposit intangibles, credit

card related intangibles,

software intangibles,

and other intangibles.
Intangible assets are initially recognized at

cost, or at fair value if acquired through

a business combination, and are amortized

over their estimated useful lives (
4
to 15

years) proportionate to their expected economic

benefits, except for software which is

amortized over its estimated useful life (

to

years) on a straight-line
basis. In respect of internally generated

software, development costs are capitalized

only if the costs can be measured reliably, the asset is technically feasible,
future economic benefits are probable, and the

Bank intends to and has sufficient resources

to complete development of the asset. Research

costs are expensed
as incurred.
The Bank assesses its intangible assets

for impairment indicators on a quarterly basis.

When impairment indicators are present, the recoverable

amount of the
asset, which is the higher of its estimated

fair value less costs of disposal and its value-in-use,

is determined. If the carrying amount

of the asset is higher than its
recoverable amount, the asset is written down

to its recoverable amount. Where it is not possible

to estimate the recoverable amount of an individual

asset, the
Bank estimates the recoverable amount

of the CGU to which the asset belongs.

If the CGU is not impaired, the useful

life of the intangible asset is assessed with
any changes applied on a prospective basis.

An impairment loss is recognized on

the Consolidated Statement of Income in

the period in which the impairment is
identified. Impairment losses recognized

previously are assessed and reversed if the

circumstances leading to the impairment

are no longer present. Reversal of
any impairment loss will not exceed the

carrying amount of the intangible asset

that would have been determined had no

impairment loss been recognized for the
asset in prior periods.
LAND, BUILDINGS, EQUIPMENT, AND OTHER DEPRECIABLE ASSETS
Land is recognized at cost. Buildings, computer

equipment, furniture and fixtures, other equipment,

and leasehold improvements are recognized

at cost less
accumulated depreciation and provisions

for impairment, if any. Gains or losses on disposal are included in

Non-interest income on the Consolidated

Statement of
Income.
The Bank records the obligation associated

with the retirement of a long-lived asset

at fair value in the period in which it is incurred

and can be reasonably
estimated, and records a corresponding increase

to the carrying amount of the asset. The asset

is depreciated on a straight-line

basis over its remaining useful life
while the liability is accreted to reflect the passage

of time until the eventual settlement of the

obligation.
Depreciation is recognized on a straight-line

basis over the useful lives of the assets

estimated by asset category, as follows:
Asset Useful Life
Buildings 15

to
40

years
Computer equipment 2

to

years
Furniture and fixtures 3

to
15

years
Other equipment 5

to

years
Leasehold improvements Lesser of the remaining lease term and the remaining useful life of the asset
The Bank assesses its depreciable assets

for changes in useful life or impairment

on a quarterly basis. Where an impairment

indicator exists and the depreciable
asset does not generate separate cash flows

on a stand-alone basis, impairment is assessed

based on the recoverable amount of the

CGU to which the
depreciable asset belongs. If the CGU is not

impaired, the useful life of the depreciable

asset is assessed with any changes applied

on a prospective basis. Any
impairment loss is recognized on the Consolidated

Statement of Income in the period in which

the impairment is identified. Impairment

losses previously
recognized are assessed and reversed if the

circumstances leading to their impairment

are no longer present. Reversal of any impairment

loss will not exceed the
carrying amount of the depreciable asset

that would have been determined had no impairment

loss been recognized for the asset in prior periods.
NON-CURRENT ASSETS HELD-FOR-SALE
Individual non-current assets or disposal groups

are classified as held-for-sale if they are

available for immediate sale in their present

condition subject only to
terms that are usual and customary for

sales of such assets or disposal groups, and

their sale must be highly probable to occur

within one year. For a sale to be
highly probable, management must be committed

to a sales plan and initiate an active program

to market the sale of the non-current assets

or disposal groups.
Non-current assets or disposal groups classified

as held-for-sale are measured at the lower

of their carrying amount and fair value

less costs to sell on the
Consolidated Balance Sheet. Write-downs on premises

related non-current assets and write-downs

on equipment on initial classification

as held-for-sale are
included in Non-interest expenses on the Consolidated

Statement of Income. Subsequently, a non-current asset or disposal group that is held-for-sale is no longer
depreciated or amortized, and any subsequent

write-downs in fair value less costs to sell or

such increases not in excess of cumulative

write-downs, are
recognized in Other income on the Consolidated

Statement of Income.
SHARE-BASED COMPENSATION
The Bank grants share options to certain

key employees as compensation for services

provided to the Bank. The Bank uses

a binomial tree-based valuation
option pricing model to estimate fair value

for all share option compensation awards.
The cost of the share options is based on the fair value estimated at the grant date and is recognized as compensation expense and contributed surplus over the service period required for employees to become fully entitled to the awards.
This period is generally equal to the vesting period in addition to a period prior to the grant date. For the Bank’s share options, this period is generally equal to five years. When options are exercised, the amount initially recognized in the contributed surplus balance is reduced, with a corresponding increase in common shares.
The Bank has various other share-based

compensation plans where certain employees

of the Bank are awarded share units equivalent

to the Bank’s common
shares as compensation for services provided

to the Bank. The obligation related to share

units is included in other liabilities on

the Consolidated Balance Sheet.
Compensation expense is recognized based on

the fair value of the share units at the grant

date adjusted for changes in fair value

between the grant date and the
vesting date, net of hedging activities,

over the service period required for

employees to become fully entitled

to the awards. This period is generally

equal to the
vesting period,

in addition to a period prior to the grant

date. For the Bank’s share units, this period is

generally equal to four years.
EMPLOYEE BENEFITS
Defined Benefit Plans
Actuarial valuations are prepared at least

every three years to determine the present

value of the projected benefit obligation

related to the Bank’s defined benefit
plans. In periods between actuarial valuations,

an extrapolation is performed based

on the most recent valuation completed. All

remeasurement gains and losses
are recognized immediately in other comprehensive

income, with cumulative gains and losses

reclassified to retained earnings. Pension

and post-retirement
defined benefit plan expenses are determined

based upon separate actuarial valuations

using the projected benefit method pro-rated

on service and
management’s best estimates of discount rate,

compensation increases, health care

cost trend rate, and mortality rates, which are

reviewed annually with the
Bank’s actuaries. The discount rate used to value liabilities is determined by reference to market

yields on high-quality corporate bonds with terms

matching the
plans’ specific cash flows .
The expense recognized includes the cost of

benefits for employee service provided in

the current year, net interest expense or income
on the net defined benefit liability or asset, past

service costs related to plan amendments,

curtailments or settlements, and administrative

costs. Plan amendment
costs are recognized in the period of a plan amendment,

irrespective of its vested status. Curtailments

and settlements are recognized by the

Bank when the
curtailment or settlement occurs. A curtailment

occurs when there is a significant reduction

in the number of employees covered by

the plan. A settlement occurs
when the Bank enters into a transaction that

eliminates all further legal or constructive

obligation for part or all of the benefits

provided under a defined benefit plan.
The fair value of plan assets and the present

value of the projected benefit obligation are

measured as at October 31. The net defined

benefit asset or liability
represents the difference between the cumulative remeasurement gains and losses, expenses,

and recognized contributions and is reported

in other assets or
other liabilities.
Net defined benefit assets recognized by

the Bank are subject to a ceiling which limits

the asset recognized on the Consolidated

Balance Sheet to the amount
that is recoverable through refunds of contributions

or future contribution holidays. In addition,

where a regulatory funding deficit exists related

to a defined benefit
plan, the Bank is required to record a liability

equal to the present value of all future

cash payments required to eliminate that

deficit.
Defined Contribution Plans
For defined contribution plans, annual pension

expense is equal to the Bank’s contributions

to those plans.
INSURANCE
Insurance contracts are aggregated into groups

which are measured at the risk-adjusted present

value of cash flows in fulfilling the contracts.

Insurance revenue is
recognized on the Consolidated Statement of

Income as insurance services are provided

over the coverage period of the contracts

within the groups. Insurance
service expenses are reported on the

Consolidated Statement of Income as insurance

claims and related expenses are recognized and

when contract groups are
expected to be onerous.
Contract groups are onerous if their fulfilment

cash flows are expected to result in a net outflow. The liabilities from insurance groups are
comprised of the liability for remaining

coverage (LRC) and the liability for incurred

claims (LIC) and are reported as Insurance

contract liabilities on the
Consolidated Balance Sheet. The LRC is

the obligation to investigate and pay claims

that have not yet occurred and includes a loss

component related to onerous
contract groups. The LIC is the estimate

of claims incurred, including claims that

have occurred but have not been reported,

and related insurance costs.
The Bank measures its insurance contract

groups using one of two measurement models,

the premium allocation approach (PAA) or the general measurement model (GMM). The majority of insurance

contract groups are measured using the PAA, which includes

the Bank’s property and casualty insurance contracts

and
short-term life and health insurance contracts.

The PAA is a simplified model applied to insurance contracts that are either one year or less or where the PAA
approximates the GMM. Contracts using

the GMM are longer-term life and health

contracts. The LRC for insurance contract

groups using the PAA is measured as
the premiums received less insurance acquisition

cash flows paid. The LRC is adjusted for the

recognition of insurance revenue and amortization

of acquisition
cash flows reported in insurance service expenses

on a straight-line basis over the contractual

terms of the underlying insurance contracts,

usually twelve months.
The LRC for longer term contracts using

the GMM model is measured using estimates

and assumptions that reflect the timing and

uncertainty of insurance cash
flows. Under both the PAA and GMM, when a group of contracts is expected to be onerous, a loss

component (expected loss related to

fulfilling the group’s
insurance contracts) is established which

increases the LRC and insurance

service expenses. The loss component of the LRC

is subsequently recognized as a
reduction to insurance service expenses

over the contractual term of the underlying

insurance contracts to offset claims incurred

and related expenses.
The Bank measures the LIC at the present

value of current estimates of claims and related

costs for insurable events occurring at or before

the Consolidated
Balance Sheet date. The LIC includes a risk

adjustment, which represents the compensation

the Bank requires for bearing the uncertainty

related to non-financial
risks in its fulfilment of insurance contracts.

Expenses related to claims incurred, including

claims arising from catastrophes, and related

costs are reported in
insurance service expenses while changes

related to discounting the liability are recorded

as insurance finance income or expenses in

other income (loss).
Estimates used in the measurement of insurance

contract liabilities are determined in accordance

with accepted actuarial practices. Current estimates

of claims
and related expenses are determined on a

case-by-case basis and consider such

variables as past loss experience, current

claims trends and changes in the
prevailing social, economic, and legal environment.

These estimates are continually reviewed,

and as experience develops and new information

becomes known,
the estimates are adjusted as necessary. In addition to reported claims information, the Bank’s insurance

contract liabilities include a provision to

account for the
future development of insurance claims, including

insurance claims incurred but not reported

by policyholders (IBNR). IBNR liabilities

are evaluated based on
historical development trends and actuarial

methodologies for groups of claims

with similar attributes.
Reinsurance contracts held are recognized

and measured using the same principles

as insurance contracts. Reinsurance contract assets

are presented in
Other assets on the Consolidated Balance

Sheet and the net results from reinsurance

contracts held are presented in Other income

(loss) on the Consolidated
Statement of Income. Refer to Note 21 for further

detail on the balances and results of insurance

and reinsurance contracts.
PROVISIONS & CONTINGENT LIABILITIES
Provisions are recognized when the Bank has

a present obligation (legal or constructive)

as a result of a past event, the amount of

which can be reliably estimated,
and it is probable that an outflow of resources

will be required to settle the obligation.
Provisions are measured based on management’s

best estimate of the consideration required

to settle the obligation at the end of the reporting

period, taking
into account the risks and uncertainties surrounding

the obligation. If the effect of the time value of

money is material, provisions are measured

at the present value
of the expenditure expected to be required

to settle the obligation, using a discount rate

that reflects

the current market assessment of the time

value of money and
the risks specific to the obligation.
Contingent liabilities exist when there is a possible

obligation which is yet to be confirmed

or a present obligation which has been confirmed

but the outflow of
future resources is not probable or is not

reliably measurable. Contingent liabilities

are not recorded in the Bank’s Consolidated

Financial Statements and are
disclosed if material unless there is a remote

chance that it will result in a future outflow

of resources to settle.
INCOME TAXES
Income tax is comprised of current and deferred

tax. Income tax is recognized in the Provision

for (recovery of) income taxes on the

Consolidated Statement of
Income, except to the extent that it relates to items

recognized in other comprehensive income or

directly in equity, in which case the related taxes are also recognized in other comprehensive income

or directly in equity, respectively.
Deferred tax is recognized on temporary differences

between the carrying amounts of assets

and liabilities on the Consolidated Balance Sheet

and the amounts
attributed to such assets and liabilities for

tax purposes. Deferred tax assets and liabilities

are determined based on the tax rates

that are expected to apply when
the assets or liabilities are reported for

tax purposes. Deferred tax assets are recognized

only when it is probable that sufficient taxable

profit will be available in
future periods against which deductible

temporary differences may be utilized. Deferred

tax liabilities are not recognized on temporary

differences arising on
investments in subsidiaries, branches,

and associates, and interests in joint

ventures if the Bank controls the timing of

the reversal of the temporary difference and
it is probable that the temporary difference will not

reverse in the foreseeable future.
The Bank records a provision for uncertain

tax positions if it is probable that the Bank

will have to make a payment to tax authorities

upon their examination of a
tax position. This provision is measured

at the Bank’s best estimate of the amount expected

to be paid. Provisions are reversed in provision

for (recovery of)
income taxes in the period in which management

determines they are no longer required or

as determined by statute.
LEASES
An arrangement contains a lease if there is an

identified asset and the Bank has a right

to control that asset for a period of time in

exchange for consideration. A
right-of-use (ROU) asset and lease liability

is recognized for all leases except for

short-term leases and low value leases, as

described below. At the lease
commencement date, the lease liability is initially

recognized at the present value of the

future lease payments over the remaining lease

term and is discounted
using the Bank’s incremental borrowing rate.

The right-of-use asset is recognized

at cost, comprising an amount equal

to the lease liability, subject to certain
adjustments. Subsequently, the right-of-use asset is measured at cost less accumulated depreciation and impairment

and adjusted for any remeasurement

of
lease liabilities, while the lease liability is accreted

using the Bank’s incremental borrowing rate.

The lease liability is remeasured when there is a

modification, a
change in the lease term, a change in the lease

payments (e.g., changes to future payments

resulting from a change in an index or rate

used to determine such
lease payments) or changes in the Bank’s assumptions

or strategies relating to the exercise

of purchase, extension, or termination options.
The Bank’s leases consist primarily of real estate,

equipment and other asset leases. Right-of-use

assets are recorded in Land, buildings,

equipment, other
depreciable assets and right-of-use assets

on the Consolidated Balance Sheet and

lease liabilities are included in Other liabilities

on the Consolidated Balance
Sheet. Interest expense on lease liabilities is

included in Net interest income and depreciation

expense on the right-of-use assets

is recognized in Non-interest
expenses on the Consolidated Statement

of Income.
Short-term leases, which have a lease term of twelve months

or less, and leases of low-value assets

are exempt, and their payments are recognized

in Non-
interest expenses on a straight-line basis

within the Bank’s Consolidated Statement of

Income.